Long-Term Debt - Additional Information - USD Term Loans (Detail) $ in Billions	9 Months Ended
Sep. 30, 2016 USD ($) Term_loan Vessel
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	2.80%
Term Loans [Member]
Debt Instrument [Line Items]
Number of term loans | Term_loan	6
Long-term debt | $	$ 1.0
Collateral, number of vessels | Vessel	15
Term Loans [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	0.30%
Term Loans [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	2.80%